Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Environmental Costs	The following table displays the activity and balances associated with accruals related to these environmental costs included within Accrued expenses and other current liabilities and Other long-term liabilities on the Combined Balance Sheets:

Amount
Beginning balance as of January 1, 2024	$—
Assumed liabilities in connection with the Arxis Businesses Transaction	51,679
Additions to accrual	73
Payments	—
Ending balance as of December 31, 2024	$51,752
Additions to accrual	—
Payments	(461)
Ending balance as of December 31, 2025	$51,291

Schedule of estimated future payments for the undiscounted environmental investigation and remediation liability	The following represents estimated future payments for the undiscounted environmental investigation and remediation liability related to the Bloomfield campus as of June 30, 2026:

Year Ending December 31,	Amount
Remaining portion of 2026	$132
2027	195
2028	289
2029	465
2030	76
Thereafter	3,793
Total	$4,950

The following represents estimated future payments for the undiscounted environmental investigation and remediation liability related to the Bloomfield campus as of December 31, 2025:

Year Ending December 31,	Amount
2026	$261
2027	190
2028	283
2029	459
2030	70
Thereafter	3,740
Total	$5,003